Shareholder Report, Average Annual Return (Details)	12 Months Ended	41 Months Ended	60 Months Ended	93 Months Ended	105 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
C000163612
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class $2,745,300
C000163610
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) 25,090
Average Annual Return, Percent	13.15%		12.37%		11.12%
C000163611
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) 24,919
Average Annual Return, Percent	18.15%		12.87%		11.04%
C000163613
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 27,672
C000069472
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class $1,207,600
C000069470
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $11,085
Average Annual Return, Percent	9.91%		0.57%			1.04%
C000069471
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $10,914
Average Annual Return, Percent	14.80%		1.02%			0.88%
C000090015
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3 $11,299
C000125074
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 $12,181
C000063561
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class $2,094,600
C000063559
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $19,019
Average Annual Return, Percent	11.36%		7.16%			6.64%
C000063560
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $18,733
Average Annual Return, Percent	16.38%		7.63%			6.48%
C000090014
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3 $19,624
C000228873
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E $21,318
C000021351
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class $22,893
C000021352
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Trust Class $22,454
C000021353
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class $22,073
C000027739
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class $2,325,200
C000090012
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $21,136
Average Annual Return, Percent	18.85%		9.07%			7.77%
C000090013
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $20,807
Average Annual Return, Percent	24.16%		9.55%			7.60%
C000021336
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class $25,768
C000021337
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Trust Class $25,547
C000021338
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class $24,886
C000021339
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class $2,619,200
C000125070
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 $26,421
C000228870
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E $26,435
C000121825
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class $17,470
C000121826
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Trust Class $17,377
C000021340
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class $1,780,900
C000121822
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $16,191
Average Annual Return, Percent	13.81%		6.87%			4.94%
C000121823
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $15,932
Average Annual Return, Percent	18.72%		7.33%			4.77%
C000130576
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 $17,983
C000228871
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E $18,191
C000034262
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Trust Class $17,318
C000035184
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class $1,792,700
C000057306
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $16,292
Average Annual Return, Percent	13.01%		7.06%			5.00%
C000057307
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $16,040
Average Annual Return, Percent	17.95%		7.51%			4.84%
C000077166
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3 $16,871
C000160231
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 $17,895
C000175514
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class $1,889,300
C000175512
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $17,329
Average Annual Return, Percent	12.89%		7.25%	7.36%
C000175513
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $17,351
Average Annual Return, Percent	17.89%		7.72%	7.38%
C000175515
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 $19,034
C000087774
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class $2,231,100
C000087772
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $20,265
Average Annual Return, Percent	2.80%		9.47%			7.32%
C000087773
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $19,950
Average Annual Return, Percent	7.24%		9.93%			7.15%
C000150163
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 $22,456
C000021354
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class $35,193
C000021355
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Trust Class $34,565
C000021356
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class $33,538
C000027740
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class $3,579,500
C000077157
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $32,489
Average Annual Return, Percent	17.34%		15.91%			12.51%
C000077158
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $32,002
Average Annual Return, Percent	22.62%		16.44%			12.34%
C000077160
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3 $33,500
C000210977
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 $35,587
C000021333
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class $26,117
C000021334
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Trust Class $25,637
C000021335
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class $25,249
C000027735
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class $2,655,000
C000090001
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $24,073
Average Annual Return, Percent	7.61%		10.76%			9.18%
C000089999
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $23,742
Average Annual Return, Percent	12.33%		11.27%			9.03%
C000090000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3 $24,866
C000150162
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 $26,485
C000228869
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E $26,625
C000021357
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class $26,137
C000021358
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Trust Class $25,959
C000021359
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class $25,292
C000027741
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class $2,660,800
C000077161
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $24,155
Average Annual Return, Percent	13.16%		7.80%			9.22%
C000077162
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $23,768
Average Annual Return, Percent	18.11%		8.26%			9.04%
C000077164
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3 $24,983
C000125073
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 $26,846
C000021347
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class $17,789
C000021348
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Trust Class $17,489
C000027737
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class $1,816,600
C000090009
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $16,518
Average Annual Return, Percent	7.91%		6.73%			5.15%
C000090010
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $16,252
Average Annual Return, Percent	12.61%		7.20%			4.98%
C000090011
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3 $17,088
C000210976
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 $18,047
C000082272
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class $2,864,200
C000082270
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $26,042
Average Annual Return, Percent	17.96%		10.94%			10.04%
C000082271
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $25,658
Average Annual Return, Percent	23.20%		11.44%			9.88%
C000228874
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E $29,226
C000021342
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Trust Class $19,740
C000021341
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class $2,012,700
C000090002
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $18,299
Average Annual Return, Percent	14.97%		3.31%			6.23%
C000090003
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $18,015
Average Annual Return, Percent	20.01%		3.75%			6.06%
C000090004
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3 $18,922
C000125071
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 $20,292
C000228872
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E $20,251
C000021330
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class $30,710
C000021331
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Trust Class $30,168
C000021332
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class $29,724
C000027734
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class $3,143,200
C000077149
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $28,567
Average Annual Return, Percent	23.05%		9.34%			11.07%
C000077150
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $28,134
Average Annual Return, Percent	28.57%		9.83%			10.90%
C000077152
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3 $29,582
C000205810
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 $31,227
C000021349
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class $29,477
C000021350
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Trust Class $28,985
C000027738
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class $3,002,000
C000077156
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $27,268
Average Annual Return, Percent	23.83%		13.70%			10.55%
C000077153
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $26,845
Average Annual Return, Percent	29.39%		14.19%			10.38%
C000077155
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3 $28,217
C000125072
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 $30,266
C000244622
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E $29,651
C000225949
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class $1,266,200
C000225950
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $11,788
Average Annual Return, Percent	18.07%	4.89%
C000225951
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $12,188
Average Annual Return, Percent	23.29%	5.91%
Without Sales Load [Member] | C000163612
Average Annual Return [Line Items]
Average Annual Return, Percent	20.48%		14.11%		12.28%
Without Sales Load [Member] | C000163610
Average Annual Return [Line Items]
Average Annual Return, Percent	20.04%		13.70%		11.88%
Without Sales Load [Member] | C000163611
Average Annual Return [Line Items]
Average Annual Return, Percent	19.15%		12.87%		11.04%
Without Sales Load [Member] | C000163613
Average Annual Return [Line Items]
Average Annual Return, Percent	20.62%		14.24%		12.38%
Without Sales Load [Member] | C000069472
Average Annual Return [Line Items]
Average Annual Return, Percent	16.95%		2.05%			1.90%
Without Sales Load [Member] | C000069470
Average Annual Return [Line Items]
Average Annual Return, Percent	16.63%		1.77%			1.64%
Without Sales Load [Member] | C000069471
Average Annual Return [Line Items]
Average Annual Return, Percent	15.80%		1.02%			0.88%
Without Sales Load [Member] | C000090015
Average Annual Return [Line Items]
Average Annual Return, Percent	16.15%		1.36%			1.23%
Without Sales Load [Member] | C000125074
Average Annual Return [Line Items]
Average Annual Return, Percent	17.02%		2.16%			1.99%
Without Sales Load [Member] | C000063561
Average Annual Return [Line Items]
Average Annual Return, Percent	18.67%		8.85%			7.67%
Without Sales Load [Member] | C000063559
Average Annual Return [Line Items]
Average Annual Return, Percent	18.17%		8.43%			7.27%
Without Sales Load [Member] | C000063560
Average Annual Return [Line Items]
Average Annual Return, Percent	17.38%		7.63%			6.48%
Without Sales Load [Member] | C000090014
Average Annual Return [Line Items]
Average Annual Return, Percent	17.90%		8.12%			6.97%
Without Sales Load [Member] | C000228873
Average Annual Return [Line Items]
Average Annual Return, Percent	19.46%		9.23%			7.86%
Without Sales Load [Member] | C000021351
Average Annual Return [Line Items]
Average Annual Return, Percent	26.38%		10.61%			8.64%
Without Sales Load [Member] | C000021352
Average Annual Return [Line Items]
Average Annual Return, Percent	26.13%		10.38%			8.42%
Without Sales Load [Member] | C000021353
Average Annual Return [Line Items]
Average Annual Return, Percent	25.87%		10.17%			8.24%
Without Sales Load [Member] | C000027739
Average Annual Return [Line Items]
Average Annual Return, Percent	26.59%		10.77%			8.80%
Without Sales Load [Member] | C000090012
Average Annual Return [Line Items]
Average Annual Return, Percent	26.12%		10.38%			8.41%
Without Sales Load [Member] | C000090013
Average Annual Return [Line Items]
Average Annual Return, Percent	25.16%		9.55%			7.60%
Without Sales Load [Member] | C000021336
Average Annual Return [Line Items]
Average Annual Return, Percent	14.95%		10.16%			9.93%
Without Sales Load [Member] | C000021337
Average Annual Return [Line Items]
Average Annual Return, Percent	14.86%		10.06%			9.83%
Without Sales Load [Member] | C000021338
Average Annual Return [Line Items]
Average Annual Return, Percent	14.55%		9.78%			9.55%
Without Sales Load [Member] | C000021339
Average Annual Return [Line Items]
Average Annual Return, Percent	15.13%		10.34%			10.11%
Without Sales Load [Member] | C000125070
Average Annual Return [Line Items]
Average Annual Return, Percent	15.24%		10.44%			10.20%
Without Sales Load [Member] | C000228870
Average Annual Return [Line Items]
Average Annual Return, Percent	16.08%		10.73%			10.21%
Without Sales Load [Member] | C000121825
Average Annual Return [Line Items]
Average Annual Return, Percent	20.86%		8.29%			5.74%
Without Sales Load [Member] | C000121826
Average Annual Return [Line Items]
Average Annual Return, Percent	20.81%		8.24%			5.68%
Without Sales Load [Member] | C000021340
Average Annual Return [Line Items]
Average Annual Return, Percent	21.08%		8.54%			5.94%
Without Sales Load [Member] | C000121822
Average Annual Return [Line Items]
Average Annual Return, Percent	20.73%		8.15%			5.56%
Without Sales Load [Member] | C000121823
Average Annual Return [Line Items]
Average Annual Return, Percent	19.72%		7.33%			4.77%
Without Sales Load [Member] | C000130576
Average Annual Return [Line Items]
Average Annual Return, Percent	21.22%		8.66%			6.04%
Without Sales Load [Member] | C000228871
Average Annual Return [Line Items]
Average Annual Return, Percent	22.09%		9.00%			6.17%
Without Sales Load [Member] | C000034262
Average Annual Return [Line Items]
Average Annual Return, Percent	19.82%		8.33%			5.65%
Without Sales Load [Member] | C000035184
Average Annual Return [Line Items]
Average Annual Return, Percent	20.29%		8.72%			6.01%
Without Sales Load [Member] | C000057306
Average Annual Return [Line Items]
Average Annual Return, Percent	19.88%		8.33%			5.63%
Without Sales Load [Member] | C000057307
Average Annual Return [Line Items]
Average Annual Return, Percent	18.95%		7.51%			4.84%
Without Sales Load [Member] | C000077166
Average Annual Return [Line Items]
Average Annual Return, Percent	19.57%		8.05%			5.37%
Without Sales Load [Member] | C000160231
Average Annual Return [Line Items]
Average Annual Return, Percent	20.39%		8.81%			5.99%
Without Sales Load [Member] | C000175514
Average Annual Return [Line Items]
Average Annual Return, Percent	20.16%		8.91%	8.57%
Without Sales Load [Member] | C000175512
Average Annual Return [Line Items]
Average Annual Return, Percent	19.74%		8.54%	8.19%
Without Sales Load [Member] | C000175513
Average Annual Return [Line Items]
Average Annual Return, Percent	18.89%		7.72%	7.38%
Without Sales Load [Member] | C000175515
Average Annual Return [Line Items]
Average Annual Return, Percent	20.34%		9.03%	8.68%
Without Sales Load [Member] | C000087774
Average Annual Return [Line Items]
Average Annual Return, Percent	9.44%		11.18%			8.36%
Without Sales Load [Member] | C000087772
Average Annual Return [Line Items]
Average Annual Return, Percent	9.06%		10.78%			7.96%
Without Sales Load [Member] | C000087773
Average Annual Return [Line Items]
Average Annual Return, Percent	8.24%		9.93%			7.15%
Without Sales Load [Member] | C000150163
Average Annual Return [Line Items]
Average Annual Return, Percent	9.54%		11.30%			8.43%
Without Sales Load [Member] | C000021354
Average Annual Return [Line Items]
Average Annual Return, Percent	24.80%		17.55%			13.41%
Without Sales Load [Member] | C000021355
Average Annual Return [Line Items]
Average Annual Return, Percent	24.54%		17.33%			13.20%
Without Sales Load [Member] | C000021356
Average Annual Return [Line Items]
Average Annual Return, Percent	23.99%		16.98%			12.86%
Without Sales Load [Member] | C000027740
Average Annual Return [Line Items]
Average Annual Return, Percent	25.00%		17.74%			13.60%
Without Sales Load [Member] | C000077157
Average Annual Return [Line Items]
Average Annual Return, Percent	24.51%		17.30%			13.17%
Without Sales Load [Member] | C000077158
Average Annual Return [Line Items]
Average Annual Return, Percent	23.62%		16.44%			12.34%
Without Sales Load [Member] | C000077160
Average Annual Return [Line Items]
Average Annual Return, Percent	24.18%		16.95%			12.85%
Without Sales Load [Member] | C000210977
Average Annual Return [Line Items]
Average Annual Return, Percent	25.09%		17.80%			13.53%
Without Sales Load [Member] | C000021333
Average Annual Return [Line Items]
Average Annual Return, Percent	14.41%		12.34%			10.08%
Without Sales Load [Member] | C000021334
Average Annual Return [Line Items]
Average Annual Return, Percent	14.18%		12.12%			9.87%
Without Sales Load [Member] | C000021335
Average Annual Return [Line Items]
Average Annual Return, Percent	14.03%		11.95%			9.70%
Without Sales Load [Member] | C000027735
Average Annual Return [Line Items]
Average Annual Return, Percent	14.60%		12.52%			10.26%
Without Sales Load [Member] | C000090001
Average Annual Return [Line Items]
Average Annual Return, Percent	14.16%		12.09%			9.83%
Without Sales Load [Member] | C000089999
Average Annual Return [Line Items]
Average Annual Return, Percent	13.33%		11.27%			9.03%
Without Sales Load [Member] | C000090000
Average Annual Return [Line Items]
Average Annual Return, Percent	13.87%		11.79%			9.54%
Without Sales Load [Member] | C000150162
Average Annual Return [Line Items]
Average Annual Return, Percent	14.72%		12.62%			10.23%
Without Sales Load [Member] | C000228869
Average Annual Return [Line Items]
Average Annual Return, Percent	15.27%		12.77%			10.29%
Without Sales Load [Member] | C000021357
Average Annual Return [Line Items]
Average Annual Return, Percent	20.35%		9.31%			10.08%
Without Sales Load [Member] | C000021358
Average Annual Return [Line Items]
Average Annual Return, Percent	20.27%		9.21%			10.01%
Without Sales Load [Member] | C000021359
Average Annual Return [Line Items]
Average Annual Return, Percent	19.89%		8.94%			9.72%
Without Sales Load [Member] | C000027741
Average Annual Return [Line Items]
Average Annual Return, Percent	20.56%		9.48%			10.28%
Without Sales Load [Member] | C000077161
Average Annual Return [Line Items]
Average Annual Return, Percent	20.03%		9.08%			9.87%
Without Sales Load [Member] | C000077162
Average Annual Return [Line Items]
Average Annual Return, Percent	19.11%		8.26%			9.04%
Without Sales Load [Member] | C000077164
Average Annual Return [Line Items]
Average Annual Return, Percent	19.73%		8.80%			9.59%
Without Sales Load [Member] | C000125073
Average Annual Return [Line Items]
Average Annual Return, Percent	20.64%		9.59%			10.38%
Without Sales Load [Member] | C000021347
Average Annual Return [Line Items]
Average Annual Return, Percent	14.78%		8.23%			5.93%
Without Sales Load [Member] | C000021348
Average Annual Return [Line Items]
Average Annual Return, Percent	14.49%		8.00%			5.75%
Without Sales Load [Member] | C000027737
Average Annual Return [Line Items]
Average Annual Return, Percent	14.88%		8.39%			6.15%
Without Sales Load [Member] | C000090009
Average Annual Return [Line Items]
Average Annual Return, Percent	14.47%		8.01%			5.77%
Without Sales Load [Member] | C000090010
Average Annual Return [Line Items]
Average Annual Return, Percent	13.61%		7.20%			4.98%
Without Sales Load [Member] | C000090011
Average Annual Return [Line Items]
Average Annual Return, Percent	14.19%		7.73%			5.50%
Without Sales Load [Member] | C000210976
Average Annual Return [Line Items]
Average Annual Return, Percent	14.98%		8.50%			6.08%
Without Sales Load [Member] | C000082272
Average Annual Return [Line Items]
Average Annual Return, Percent	25.56%		12.67%			11.10%
Without Sales Load [Member] | C000082270
Average Annual Return [Line Items]
Average Annual Return, Percent	25.15%		12.26%			10.70%
Without Sales Load [Member] | C000082271
Average Annual Return [Line Items]
Average Annual Return, Percent	24.19%		11.44%			9.88%
Without Sales Load [Member] | C000228874
Average Annual Return [Line Items]
Average Annual Return, Percent	26.58%		13.12%			11.32%
Without Sales Load [Member] | C000021342
Average Annual Return [Line Items]
Average Annual Return, Percent	22.09%		4.71%			7.04%
Without Sales Load [Member] | C000021341
Average Annual Return [Line Items]
Average Annual Return, Percent	22.39%		4.92%			7.25%
Without Sales Load [Member] | C000090002
Average Annual Return [Line Items]
Average Annual Return, Percent	21.96%		4.54%			6.86%
Without Sales Load [Member] | C000090003
Average Annual Return [Line Items]
Average Annual Return, Percent	21.01%		3.75%			6.06%
Without Sales Load [Member] | C000090004
Average Annual Return [Line Items]
Average Annual Return, Percent	21.55%		4.27%			6.59%
Without Sales Load [Member] | C000125071
Average Annual Return [Line Items]
Average Annual Return, Percent	22.46%		5.01%			7.33%
Without Sales Load [Member] | C000228872
Average Annual Return [Line Items]
Average Annual Return, Percent	23.28%		5.25%			7.31%
Without Sales Load [Member] | C000021330
Average Annual Return [Line Items]
Average Annual Return, Percent	30.90%		10.88%			11.87%
Without Sales Load [Member] | C000021331
Average Annual Return [Line Items]
Average Annual Return, Percent	30.57%		10.65%			11.67%
Without Sales Load [Member] | C000021332
Average Annual Return [Line Items]
Average Annual Return, Percent	30.36%		10.48%			11.51%
Without Sales Load [Member] | C000027734
Average Annual Return [Line Items]
Average Annual Return, Percent	31.02%		11.05%			12.13%
Without Sales Load [Member] | C000077149
Average Annual Return [Line Items]
Average Annual Return, Percent	30.55%		10.65%			11.73%
Without Sales Load [Member] | C000077150
Average Annual Return [Line Items]
Average Annual Return, Percent	29.57%		9.83%			10.90%
Without Sales Load [Member] | C000077152
Average Annual Return [Line Items]
Average Annual Return, Percent	30.22%		10.38%			11.46%
Without Sales Load [Member] | C000205810
Average Annual Return [Line Items]
Average Annual Return, Percent	31.15%		11.16%			12.06%
Without Sales Load [Member] | C000021349
Average Annual Return [Line Items]
Average Annual Return, Percent	31.60%		15.26%			11.42%
Without Sales Load [Member] | C000021350
Average Annual Return [Line Items]
Average Annual Return, Percent	31.40%		15.06%			11.23%
Without Sales Load [Member] | C000027738
Average Annual Return [Line Items]
Average Annual Return, Percent	31.86%		15.47%			11.62%
Without Sales Load [Member] | C000077156
Average Annual Return [Line Items]
Average Annual Return, Percent	31.39%		15.05%			11.21%
Without Sales Load [Member] | C000077153
Average Annual Return [Line Items]
Average Annual Return, Percent	30.39%		14.19%			10.38%
Without Sales Load [Member] | C000077155
Average Annual Return [Line Items]
Average Annual Return, Percent	31.01%		14.75%			10.93%
Without Sales Load [Member] | C000125072
Average Annual Return [Line Items]
Average Annual Return, Percent	31.96%		15.58%			11.71%
Without Sales Load [Member] | C000244622
Average Annual Return [Line Items]
Average Annual Return, Percent	32.37%		15.40%			11.48%
Without Sales Load [Member] | C000225949
Average Annual Return [Line Items]
Average Annual Return, Percent	25.69%	7.09%
Without Sales Load [Member] | C000225950
Average Annual Return [Line Items]
Average Annual Return, Percent	25.29%	6.71%
Without Sales Load [Member] | C000225951
Average Annual Return [Line Items]
Average Annual Return, Percent	24.29%	5.91%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $3,268,100
Average Annual Return, Percent	27.14%		15.92%		14.54%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,681
Average Annual Return, Percent	27.14%		15.92%		14.54%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,681
Average Annual Return, Percent	27.14%		15.92%		14.54%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,681
Average Annual Return, Percent	27.14%		15.92%		14.54%
Neuberger Index: MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) $1,287,700
Average Annual Return, Percent	15.07%		4.79%			2.56%
Neuberger Index: MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) $12,877
Average Annual Return, Percent	15.07%		4.79%			2.56%
Neuberger Index: MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) $12,877
Average Annual Return, Percent	15.07%		4.79%			2.56%
Neuberger Index: MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) $12,877
Average Annual Return, Percent	15.07%		4.79%			2.56%
Neuberger Index: MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) $12,877
Average Annual Return, Percent	15.07%		4.79%			2.56%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $3,295,200
Average Annual Return, Percent	26.60%		15.55%			12.66%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,952
Average Annual Return, Percent	26.60%		15.55%			12.66%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,952
Average Annual Return, Percent	26.60%		15.55%			12.66%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,952
Average Annual Return, Percent	26.60%		15.55%			12.66%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,952
Average Annual Return, Percent	26.60%		15.55%			12.66%
Neuberger Index: MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net) $23,192
Average Annual Return, Percent	23.44%		12.14%			8.78%
Neuberger Index: MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net) $23,192
Average Annual Return, Percent	23.44%		12.14%			8.78%
Neuberger Index: MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net) $23,192
Average Annual Return, Percent	23.44%		12.14%			8.78%
Neuberger Index: MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net) $2,319,200
Average Annual Return, Percent	23.44%		12.14%			8.78%
Neuberger Index: MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net) $23,192
Average Annual Return, Percent	23.44%		12.14%			8.78%
Neuberger Index: MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net) $23,192
Average Annual Return, Percent	23.44%		12.14%			8.78%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,071
Average Annual Return, Percent	26.14%		15.19%			12.36%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,071
Average Annual Return, Percent	26.14%		15.19%			12.36%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,071
Average Annual Return, Percent	26.14%		15.19%			12.36%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $3,207,100
Average Annual Return, Percent	26.14%		15.19%			12.36%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,071
Average Annual Return, Percent	26.14%		15.19%			12.36%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,071
Average Annual Return, Percent	26.14%		15.19%			12.36%
MSCI EAFE® Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (Net) $16,596
Average Annual Return, Percent	19.40%		8.61%			5.20%
MSCI EAFE® Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (Net) $16,596
Average Annual Return, Percent	19.40%		8.61%			5.20%
MSCI EAFE® Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (Net) $1,659,600
Average Annual Return, Percent	19.40%		8.61%			5.20%
MSCI EAFE® Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (Net) $16,596
Average Annual Return, Percent	19.40%		8.61%			5.20%
MSCI EAFE® Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (Net) $16,596
Average Annual Return, Percent	19.40%		8.61%			5.20%
MSCI EAFE® Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (Net) $16,596
Average Annual Return, Percent	19.40%		8.61%			5.20%
MSCI EAFE® Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (Net) $16,596
Average Annual Return, Percent	19.40%		8.61%			5.20%
MSCI EAFE® Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (Net) $16,596
Average Annual Return, Percent	19.40%		8.61%			5.20%
MSCI EAFE® Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (Net) $1,659,600
Average Annual Return, Percent	19.40%		8.61%			5.20%
MSCI EAFE® Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (Net) $16,596
Average Annual Return, Percent	19.40%		8.61%			5.20%
MSCI EAFE® Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (Net) $16,596
Average Annual Return, Percent	19.40%		8.61%			5.20%
MSCI EAFE® Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (Net) $16,596
Average Annual Return, Percent	19.40%		8.61%			5.20%
MSCI EAFE® Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (Net) $16,596
Average Annual Return, Percent	19.40%		8.61%			5.20%
MSCI EAFE® Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (Net) $1,800,000
Average Annual Return, Percent	19.40%		8.61%	7.89%
MSCI EAFE® Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (Net) $18,000
Average Annual Return, Percent	19.40%		8.61%	7.89%
MSCI EAFE® Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (Net) $18,000
Average Annual Return, Percent	19.40%		8.61%	7.89%
MSCI EAFE® Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (Net) $18,000
Average Annual Return, Percent	19.40%		8.61%	7.89%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $3,207,100
Average Annual Return, Percent	26.14%		15.19%			12.36%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,071
Average Annual Return, Percent	26.14%		15.19%			12.36%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,071
Average Annual Return, Percent	26.14%		15.19%			12.36%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,071
Average Annual Return, Percent	26.14%		15.19%			12.36%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $33,882
Average Annual Return, Percent	27.14%		15.92%			12.98%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $33,882
Average Annual Return, Percent	27.14%		15.92%			12.98%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $33,882
Average Annual Return, Percent	27.14%		15.92%			12.98%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $3,388,200
Average Annual Return, Percent	27.14%		15.92%			12.98%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $33,882
Average Annual Return, Percent	27.14%		15.92%			12.98%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $33,882
Average Annual Return, Percent	27.14%		15.92%			12.98%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $33,882
Average Annual Return, Percent	27.14%		15.92%			12.98%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $33,882
Average Annual Return, Percent	27.14%		15.92%			12.98%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,952
Average Annual Return, Percent	26.60%		15.55%			12.66%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,952
Average Annual Return, Percent	26.60%		15.55%			12.66%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,952
Average Annual Return, Percent	26.60%		15.55%			12.66%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $3,295,200
Average Annual Return, Percent	26.60%		15.55%			12.66%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,952
Average Annual Return, Percent	26.60%		15.55%			12.66%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,952
Average Annual Return, Percent	26.60%		15.55%			12.66%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,952
Average Annual Return, Percent	26.60%		15.55%			12.66%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,952
Average Annual Return, Percent	26.60%		15.55%			12.66%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,952
Average Annual Return, Percent	26.60%		15.55%			12.66%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,071
Average Annual Return, Percent	26.14%		15.19%			12.36%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,071
Average Annual Return, Percent	26.14%		15.19%			12.36%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,071
Average Annual Return, Percent	26.14%		15.19%			12.36%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $3,207,100
Average Annual Return, Percent	26.14%		15.19%			12.36%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,071
Average Annual Return, Percent	26.14%		15.19%			12.36%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,071
Average Annual Return, Percent	26.14%		15.19%			12.36%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,071
Average Annual Return, Percent	26.14%		15.19%			12.36%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,071
Average Annual Return, Percent	26.14%		15.19%			12.36%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,071
Average Annual Return, Percent	26.14%		15.19%			12.36%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,071
Average Annual Return, Percent	26.14%		15.19%			12.36%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $3,207,100
Average Annual Return, Percent	26.14%		15.19%			12.36%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,071
Average Annual Return, Percent	26.14%		15.19%			12.36%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,071
Average Annual Return, Percent	26.14%		15.19%			12.36%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,071
Average Annual Return, Percent	26.14%		15.19%			12.36%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,071
Average Annual Return, Percent	26.14%		15.19%			12.36%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $3,388,200
Average Annual Return, Percent	27.14%		15.92%			12.98%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $33,882
Average Annual Return, Percent	27.14%		15.92%			12.98%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $33,882
Average Annual Return, Percent	27.14%		15.92%			12.98%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $33,882
Average Annual Return, Percent	27.14%		15.92%			12.98%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $33,882
Average Annual Return, Percent	27.14%		15.92%			12.98%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $3,388,200
Average Annual Return, Percent	27.14%		15.92%			12.98%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $33,882
Average Annual Return, Percent	27.14%		15.92%			12.98%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $33,882
Average Annual Return, Percent	27.14%		15.92%			12.98%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $33,882
Average Annual Return, Percent	27.14%		15.92%			12.98%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $33,882
Average Annual Return, Percent	27.14%		15.92%			12.98%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $33,882
Average Annual Return, Percent	27.14%		15.92%			12.98%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,071
Average Annual Return, Percent	26.14%		15.19%			12.36%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,071
Average Annual Return, Percent	26.14%		15.19%			12.36%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,071
Average Annual Return, Percent	26.14%		15.19%			12.36%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $3,207,100
Average Annual Return, Percent	26.14%		15.19%			12.36%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,071
Average Annual Return, Percent	26.14%		15.19%			12.36%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,071
Average Annual Return, Percent	26.14%		15.19%			12.36%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,071
Average Annual Return, Percent	26.14%		15.19%			12.36%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $32,071
Average Annual Return, Percent	26.14%		15.19%			12.36%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $33,882
Average Annual Return, Percent	27.14%		15.92%			12.98%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $33,882
Average Annual Return, Percent	27.14%		15.92%			12.98%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $3,388,200
Average Annual Return, Percent	27.14%		15.92%			12.98%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $33,882
Average Annual Return, Percent	27.14%		15.92%			12.98%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $33,882
Average Annual Return, Percent	27.14%		15.92%			12.98%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $33,882
Average Annual Return, Percent	27.14%		15.92%			12.98%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $33,882
Average Annual Return, Percent	27.14%		15.92%			12.98%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $33,882
Average Annual Return, Percent	27.14%		15.92%			12.98%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $1,427,200
Average Annual Return, Percent	26.14%	10.87%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $14,272
Average Annual Return, Percent	26.14%	10.87%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $14,272
Average Annual Return, Percent	26.14%	10.87%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index $2,336,000
Average Annual Return, Percent	21.15%		11.16%			8.85%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index $23,360
Average Annual Return, Percent	21.15%		11.16%			8.85%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index $23,360
Average Annual Return, Percent	21.15%		11.16%			8.85%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index $23,360
Average Annual Return, Percent	21.15%		11.16%			8.85%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index $23,360
Average Annual Return, Percent	21.15%		11.16%			8.85%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $21,655
Average Annual Return, Percent	18.47%		9.68%			8.03%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $21,655
Average Annual Return, Percent	18.47%		9.68%			8.03%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $21,655
Average Annual Return, Percent	18.47%		9.68%			8.03%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $2,165,500
Average Annual Return, Percent	18.47%		9.68%			8.03%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $21,655
Average Annual Return, Percent	18.47%		9.68%			8.03%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $21,655
Average Annual Return, Percent	18.47%		9.68%			8.03%
Nueberger Index: MSCI EAFE® Small Cap Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Small Cap Index (Net) $1,648,200
Average Annual Return, Percent	15.08%		6.45%	6.67%
Nueberger Index: MSCI EAFE® Small Cap Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Small Cap Index (Net) $16,482
Average Annual Return, Percent	15.08%		6.45%	6.67%
Nueberger Index: MSCI EAFE® Small Cap Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Small Cap Index (Net) $16,482
Average Annual Return, Percent	15.08%		6.45%	6.67%
Nueberger Index: MSCI EAFE® Small Cap Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Small Cap Index (Net) $16,482
Average Annual Return, Percent	15.08%		6.45%	6.67%
Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index $2,054,200
Average Annual Return, Percent	19.25%		10.38%			7.46%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $2,165,500
Average Annual Return, Percent	18.47%		9.68%			8.03%
Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index $20,542
Average Annual Return, Percent	19.25%		10.38%			7.46%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $21,655
Average Annual Return, Percent	18.47%		9.68%			8.03%
Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index $20,542
Average Annual Return, Percent	19.25%		10.38%			7.46%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $21,655
Average Annual Return, Percent	18.47%		9.68%			8.03%
Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index $20,542
Average Annual Return, Percent	19.25%		10.38%			7.46%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $21,655
Average Annual Return, Percent	18.47%		9.68%			8.03%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index $44,223
Average Annual Return, Percent	30.75%		19.08%			16.03%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index $44,223
Average Annual Return, Percent	30.75%		19.08%			16.03%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index $44,223
Average Annual Return, Percent	30.75%		19.08%			16.03%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index $4,422,300
Average Annual Return, Percent	30.75%		19.08%			16.03%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index $44,223
Average Annual Return, Percent	30.75%		19.08%			16.03%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index $44,223
Average Annual Return, Percent	30.75%		19.08%			16.03%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index $44,223
Average Annual Return, Percent	30.75%		19.08%			16.03%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index $44,223
Average Annual Return, Percent	30.75%		19.08%			16.03%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index $23,360
Average Annual Return, Percent	21.15%		11.16%			8.85%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index $23,360
Average Annual Return, Percent	21.15%		11.16%			8.85%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index $23,360
Average Annual Return, Percent	21.15%		11.16%			8.85%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index $2,336,000
Average Annual Return, Percent	21.15%		11.16%			8.85%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index $23,360
Average Annual Return, Percent	21.15%		11.16%			8.85%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index $23,360
Average Annual Return, Percent	21.15%		11.16%			8.85%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index $23,360
Average Annual Return, Percent	21.15%		11.16%			8.85%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index $23,360
Average Annual Return, Percent	21.15%		11.16%			8.85%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index $23,360
Average Annual Return, Percent	21.15%		11.16%			8.85%
Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index $27,408
Average Annual Return, Percent	19.07%		10.50%			10.61%
Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $24,960
Average Annual Return, Percent	20.16%		11.24%			9.58%
Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index $27,408
Average Annual Return, Percent	19.07%		10.50%			10.61%
Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $24,960
Average Annual Return, Percent	20.16%		11.24%			9.58%
Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index $27,408
Average Annual Return, Percent	19.07%		10.50%			10.61%
Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $24,960
Average Annual Return, Percent	20.16%		11.24%			9.58%
Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index $2,740,800
Average Annual Return, Percent	19.07%		10.50%			10.61%
Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $2,496,000
Average Annual Return, Percent	20.16%		11.24%			9.58%
Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index $27,408
Average Annual Return, Percent	19.07%		10.50%			10.61%
Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $24,960
Average Annual Return, Percent	20.16%		11.24%			9.58%
Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index $27,408
Average Annual Return, Percent	19.07%		10.50%			10.61%
Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $24,960
Average Annual Return, Percent	20.16%		11.24%			9.58%
Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index $27,408
Average Annual Return, Percent	19.07%		10.50%			10.61%
Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $24,960
Average Annual Return, Percent	20.16%		11.24%			9.58%
Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index $27,408
Average Annual Return, Percent	19.07%		10.50%			10.61%
Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $24,960
Average Annual Return, Percent	20.16%		11.24%			9.58%
Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index $22,215
Average Annual Return, Percent	20.19%		10.80%			8.31%
Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $24,960
Average Annual Return, Percent	20.16%		11.24%			9.58%
Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index $22,215
Average Annual Return, Percent	20.19%		10.80%			8.31%
Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $24,960
Average Annual Return, Percent	20.16%		11.24%			9.58%
Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index $2,221,500
Average Annual Return, Percent	20.19%		10.80%			8.31%
Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $2,496,000
Average Annual Return, Percent	20.16%		11.24%			9.58%
Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index $22,215
Average Annual Return, Percent	20.19%		10.80%			8.31%
Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $24,960
Average Annual Return, Percent	20.16%		11.24%			9.58%
Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index $22,215
Average Annual Return, Percent	20.19%		10.80%			8.31%
Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $24,960
Average Annual Return, Percent	20.16%		11.24%			9.58%
Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index $22,215
Average Annual Return, Percent	20.19%		10.80%			8.31%
Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $24,960
Average Annual Return, Percent	20.16%		11.24%			9.58%
Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index $22,215
Average Annual Return, Percent	20.19%		10.80%			8.31%
Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $24,960
Average Annual Return, Percent	20.16%		11.24%			9.58%
FTSE Nareit All Equity REITs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Nareit All Equity REITs Index $19,820
Average Annual Return, Percent	21.44%		4.82%			7.08%
FTSE Nareit All Equity REITs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Nareit All Equity REITs Index $1,982,000
Average Annual Return, Percent	21.44%		4.82%			7.08%
FTSE Nareit All Equity REITs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Nareit All Equity REITs Index $19,820
Average Annual Return, Percent	21.44%		4.82%			7.08%
FTSE Nareit All Equity REITs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Nareit All Equity REITs Index $19,820
Average Annual Return, Percent	21.44%		4.82%			7.08%
FTSE Nareit All Equity REITs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Nareit All Equity REITs Index $19,820
Average Annual Return, Percent	21.44%		4.82%			7.08%
FTSE Nareit All Equity REITs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Nareit All Equity REITs Index $19,820
Average Annual Return, Percent	21.44%		4.82%			7.08%
FTSE Nareit All Equity REITs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Nareit All Equity REITs Index $19,820
Average Annual Return, Percent	21.44%		4.82%			7.08%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index $22,006
Average Annual Return, Percent	17.67%		8.35%			8.21%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $21,655
Average Annual Return, Percent	18.47%		9.68%			8.03%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index $22,006
Average Annual Return, Percent	17.67%		8.35%			8.21%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $21,655
Average Annual Return, Percent	18.47%		9.68%			8.03%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index $22,006
Average Annual Return, Percent	17.67%		8.35%			8.21%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $21,655
Average Annual Return, Percent	18.47%		9.68%			8.03%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index $2,200,600
Average Annual Return, Percent	17.67%		8.35%			8.21%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $2,165,500
Average Annual Return, Percent	18.47%		9.68%			8.03%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index $22,006
Average Annual Return, Percent	17.67%		8.35%			8.21%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $21,655
Average Annual Return, Percent	18.47%		9.68%			8.03%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index $22,006
Average Annual Return, Percent	17.67%		8.35%			8.21%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $21,655
Average Annual Return, Percent	18.47%		9.68%			8.03%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index $22,006
Average Annual Return, Percent	17.67%		8.35%			8.21%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $21,655
Average Annual Return, Percent	18.47%		9.68%			8.03%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index $22,006
Average Annual Return, Percent	17.67%		8.35%			8.21%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $21,655
Average Annual Return, Percent	18.47%		9.68%			8.03%